Condensed Statements of Changes in Stockholders' Deficit (Parenthetical) - shares			3 Months Ended
	Feb. 07, 2022	Jan. 26, 2022	Mar. 31, 2023
Stock surrendered and forfeited during period shares			11,037,272
Sponsor [Member]
Stock surrendered and forfeited during period shares		1,006,250
Stock issued during period on hold		3,306,250
Over-Allotment Option [Member] | Common Class B [Member]
Number of option issued for forfeiture	431,250